Finance debt - Reconciliation of liabilities arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	$ 28,564	$ 31,465
Transfer to current portion	0	0
Effects of exchange rate changes	(555)	1,278
Divdend declared	3,064	2,891
Scrip dividends	(338)	(1,357)
Cash Flows From Used In Financing Activities	(5,025)	(5,822)	[1]	$ (1,959)	[1]
Other changes	15	110
Liabilities arising from financing activities, ending balance	25,725	28,564		31,465
Non-current finance debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	24,183	27,999
Transfer to current portion	(1,380)	(2,908)
Effects of exchange rate changes	(556)	1,302
Cash Flows From Used In Financing Activities	998	(2,250)
Other changes	20	40
Liabilities arising from financing activities, ending balance	23,264	24,183		27,999
Current finance debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	4,091	3,674
Transfer to current portion	1,380	2,908
Effects of exchange rate changes	2	(13)
Cash Flows From Used In Financing Activities	(2,949)	(2,472)
Other changes	(61)	(5)
Liabilities arising from financing activities, ending balance	2,463	4,091		3,674
Financial receivable collaterals [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(272)	(735)
Cash Flows From Used In Financing Activities	(331)	464
Other changes	11	(1)
Liabilities arising from financing activities, ending balance	(591)	(272)		(735)
Additional paid in capital share based payment/treasury shares [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(191)	(212)
Cash Flows From Used In Financing Activities	(64)	(62)
Other changes	59	83
Liabilities arising from financing activities, ending balance	(196)	(191)		(212)
Non-controling interest [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	24	27
Cash Flows From Used In Financing Activities	(7)	(12)
Other changes	2	9
Liabilities arising from financing activities, ending balance	19	24		27
Dividend payable [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	729	712
Effects of exchange rate changes	(1)	(11)
Divdend declared	3,064	2,891
Scrip dividends	(338)	(1,357)
Cash Flows From Used In Financing Activities	(2,672)	(1,491)
Other changes	(16)	(15)
Liabilities arising from financing activities, ending balance	$ 766	$ 729		$ 712

[1]	* Related to a change in accounting policies, see note 2 7 Changes in accounting policies for more information.